UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Equity Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
December 31, 2022
Institutional Large-Cap Core
Growth Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
HIGHLIGHTS
The Institutional Large-Cap Core Growth Fund generated a negative absolute return in the 12-month period ended December 31,
2022. The fund underperformed its benchmark, the S&P 500 Index, and also lagged the style-specific Russell 1000 Growth Index. The fund also trailed its peer group, the Lipper Large-Cap Growth Funds Index.
Major U.S. stock indexes fell sharply in 2022, the worst year for equities since the 2008 global financial crisis. Investors moved out of riskier assets in response to deteriorating macroeconomic conditions and the Federal Reserve’s attempt to fight elevated inflation through short-term interest rate increases, driving equities downward with a high degree of correlation.
The fund’s top sector allocations are in information technology, health care, and consumer discretionary.
Despite significant macroeconomic headwinds and expectations of further volatility in the coming year, we continue to stay true to our growth targets. Given the growth rallies that have followed positive incremental news around inflation early in the third quarter and again in November, there is reason to believe that once inflation begins to moderate in a sustained manner, many of our high-conviction hold-
ings could experience a hard rebound.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
Market Commentary

Dear Investor
Nearly all major global stock and bond indexes fell sharply in
2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and
corporate earnings growth.
Double-digit losses were common in equity markets around
the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable
margin as equity investors turned risk averse and as rising
rates put downward pressure on growth stock valuations.
Emerging markets stocks generally underperformed shares in
developed markets. Meanwhile, the U.S. dollar strengthened
versus most currencies during the period, which weighed on
returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot,
gaining more than 60% as oil prices jumped in response to
Russia’s invasion of Ukraine and concerns over commodity
supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors
throughout the period, although there were signs that price
increases were moderating by year-end. November’s consumer
price index data showed headline inflation rising 7.1% on a
12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central
banks tightened monetary policy, and investors focused on
communications from central bank officials on how high
rates would have to go. The Fed, which at the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25%
to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury
yield curve as the Fed tightened monetary policy, with the
yield on the benchmark 10-year U.S. Treasury note climbing
from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred
during the period as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering
its worst year on record. (Bond prices and yields move in
opposite directions.)
As the period came to an end, the economic backdrop
appeared mixed. Although manufacturing gauges have drifted
toward contraction levels, the U.S. jobs market remained
resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid
rising mortgage rates.
The past year has been a trying time for investors as few
sectors remained untouched by the broad headwinds that
markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth.
However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in
most global equity markets have improved markedly, although
U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most
attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital growth through
investments in the common stocks of large-cap growth
companies.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Institutional Large-Cap Core Growth Fund returned
-38.45% in the 12-month period ended December 31, 2022.
The fund underperformed its benchmark, the S&P 500 Index,
and also lagged the style-specific Russell 1000 Growth Index.
The fund also trailed its peer group, the Lipper Large-Cap
Growth Funds Index. ( Past performance cannot guarantee
future results .)
What factors influenced the fund’s performance?
Major U.S. stock indexes fell sharply in 2022, the worst year for equities since the 2008 global financial crisis. Investors moved out of riskier assets in response to deteriorating
macroeconomic conditions and the Federal Reserve’s attempt
to fight elevated inflation through short-term interest rate increases, driving equities downward with a high degree of
correlation. Several of our high-conviction ideas finished the year significantly lower, particularly names in digital
advertising, where the degree of cyclicality was greater than initially thought, as evidenced by deteriorating demand in
response to worsening economic conditions. However, there
were select bright spots in the portfolio as some of our
holdings weathered the market downturn admirably.
Communication services detracted the most from relative
performance as a one-two punch in the form of Apple iOS
privacy changes and a macro-related decrease in advertising
spending weighed on select digital advertising platforms.
These twin developments sent shares of Meta Platforms lower, as did the company’s announcement of a material step-up in
investments around its metaverse initiative, which was
seemingly the opposite of what investors hoped to hear
regarding cost discipline. Shares of Snap Inc. also suffered as a result of slowing demand for its online ad platform and signal loss from privacy policy changes. Additionally, increasing
competitive pressures in the short-form video space began to erode the company’s engagement metrics, weighing further on
the stock. (Please refer to our portfolio of investments for a complete list of holdings and the amount each represents in
the portfolio.)
Consumer discretionary also hurt returns as deteriorating
consumer demand exerted an outsized effect on the sector.
Shares of Amazon.com, one of our largest holdings, traded
lower in response to deceleration within both its e-commerce and Amazon Web Services segments as consumer confidence
and enterprise cloud spending softened due to macro
concerns. The company also disappointed in terms of cost-
control efforts that fell short of targets, with its bloated logistics footprint continuing to weigh on profitability. The automobiles industry was a further source of pain in the
sector. Shares of Carvana fell amid a challenging backdrop that included supply constraints, affordability concerns for
consumers given rising used car prices and higher financing
rates, and concerns around the company’s liquidity runway.
Electric vehicle (EV) manufacturers Tesla and Rivian
Automotive also came under significant pressure as weakening consumer spending weighed on near-term demand for EVs.
On the positive side, our overweight position in Ross Stores contributed as the off-price retailer appeared to receive
support from heightened expectations of an economic
downturn and projections that it may benefit from changing
consumer behavior.
The information technology (IT) sector was also a source of
weakness for the portfolio as inflation fears and rising rates led business to rein in spending. Shares of Atlassian fell after the company announced disappointing quarterly earnings in
November; investors reacted negatively to its slower-than-
expected seat expansions as well as company management’s
reduction in cloud growth guidance for 2023. ServiceNow was
also pressured by enterprises applying additional scrutiny to IT budgets, elongating the company’s sales cycle and pushing
deals out into future quarters.
Several of our best ideas in 2022 were in the health care sector.
An overweight exposure to Eli Lilly added value as the
pharmaceutical giant benefited from increased optimism
around its treatments for obesity and Alzheimer’s, both of
which have significant commercial opportunities. Managed
care was a source of strength during the year as investors
rotated into the space, thanks to its defensive characteristics and solid fundamentals. One of our largest positions,
UnitedHealth Group, finished the year higher. Investors
rewarded the firm for significant improvements in health care utilization trends and robust growth in its Optum segment.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Institutional Large-Cap Core Growth
Fund -6.43% -38.45%
S&P 500 Index 2.31 -18.11
Russell 1000 Growth Index -1.48 -29.14
Lipper Large-Cap Growth
Funds Index -1.59 -32.03

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

How is the fund positioned?
Communication services was a large source of selling activity during the year, particularly in the digital advertising space.
We sold shares of Alphabet in order to manage position size
amid reduced near-term risk/reward trade-off. The core
Google Search business continues to benefit from “safest port in the storm” appeal, demonstrating impressive resilience amid the broad macro-related digital advertising slowdown;
however, that resilience was overshadowed by a lack of urgency with respect to establishing the adequate cost controls needed to preserve near-term earnings power. We also curtailed our
position in Meta Platforms due to near-term weakness in
advertising demand and concerns regarding capital allocation.
Meta remains one of two leading platforms that we expect to
benefit from a multi-decade transition from offline to online advertising and offers investors a rare combination of scale, growth, and profitability at an attractive valuation with
multiple catalysts that include a collection of under-monetized surfaces and social commerce initiatives.
Information technology is our largest sector allocation;
however, we were net sellers in the sector during the year. We sold shares of Microsoft in order to manage position size as it contends with macroeconomic weakness and the potential for
softening IT spending, but we maintain a favorable view of the company. We remain impressed with Microsoft’s Azure cloud
computing segment, which has become hugely additive to the
company’s overall business. Azure’s strong performance has
been complemented by an expansion in on-premises data
center software. We continue to appreciate Microsoft’s smart capital allocation and the potential of its push into analytics and artificial intelligence. We also trimmed our stake in
Fortinet, the second-largest global network security provider to enterprise and telecom service providers. We sold shares in order to allocate funds to more attractive investment
opportunities elsewhere in the portfolio. Over the long term, we still view Fortinet as a share gainer in a high-growth
industry with a technological advantage that should enable
higher sustainable free cash flow and operating margins than its peers.
Conversely, we found buying opportunities in the financials
sector, particularly the insurance industry, which we believe should provide some defensive characteristics and grow
earnings despite broader economic headwinds. We increased
our positions in Chubb and Marsh & McLennan. We expect
both to provide strong, double-digit earnings growth in the
coming years, with the former benefiting from a rising
property and casualty insurance pricing cycle and rising
interest rates that boost investment income, while the latter benefits from a consolidated industry structure, highly
recurring revenues, and predictable costs.
The portfolio’s second-largest sector weight is health care, where we continue to emphasize select managed care names
positioned to benefit from industry consolidation and the
increasing focus on providing cost-effective solutions. During the year, we added to our stake in UnitedHealth Group; we
believe the managed care giant’s ability to provide steady
growth is underappreciated by the market. We view the
company as well positioned, thanks to its leadership in the
fast-growing Medicare Advantage market, as well as its Optum business, which captures a larger share of health care spending by providing services like value-based care delivery, analytics, and prescriptions in a cost-effective manner that results in better outcomes for patients. Additionally, we initiated a
position in Elevance Health, a diversified U.S. managed care company that operates Blue Cross Blue Shield insurance plans across multiple states and has a sizable and growing business from Medicaid and Medicare Advantage plans. We think
Elevance offers an attractive mix of company-specific growth drivers while operating in a structurally growing industry, all at a compelling valuation when considering the company’s
room for improving returns and long runway for growth.
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/22 12/31/22
Information Technology 44.0% 47.2%
Health Care 13.3  16.7
Consumer Discretionary 19.0  14.4
Communication Services 17.7  12.8
Financials 3.3  5.2
Industrials and Business Services 1.2  2.1
Materials 0.9  1.3
Real Estate 0.1  0.0
Consumer Staples 0.0  0.0
Energy 0.0  0.0
Utilities 0.0  0.0
Other and Reserves 0.5  0.3
Total 100.0% 100.0%
Historical weightings reflect current industry/sector classifications.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

What is portfolio management’s outlook?
Signs of cooling inflation are a welcomed sight, but labor
markets remain tight, likely forcing the Fed to maintain a
“higher for longer” posture. We expect continued volatility in
2023 as the effects of Fed actions take hold and it assesses its course of action; however, with many of our companies already having taken their medicine in the form of earnings revisions and with an eventual unwinding of economic tightening to
come, the worst is likely behind us with better days ahead for growth stocks.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

RISKS OF INVESTING IN THE FUND
RISKS OF STOCK INVESTING
The fund’s share price can fall because of weakness in the stock markets, a particular industry, or specific holdings. Stock
markets can decline for many reasons, including adverse
political or economic developments, changes in investor
psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of
factors, including disappointing earnings or changes in the
competitive environment. In addition, the investment
manager’s assessment of companies held in a fund may prove
incorrect, resulting in losses or poor performance even in
rising markets.
RISKS OF GROWTH INVESTING
Growth stocks can be volatile for several reasons. Since these companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior
earnings growth.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in
this report was supplied by Lipper, a Refinitiv Company,
subject to the following: Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of
Lipper content is expressly prohibited without the prior
written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: London Stock Exchange Group plc and its group
undertakings (collectively, the “LSE Group”). © LSE Group
2023. FTSE Russell is a trading name of certain of the LSE
Group companies.  “Russell
®
” is/are a trademark(s) of the
relevant LSE Group companies and is/are used by any other
LSE Group company under license. All rights in the FTSE
Russell indexes or data vest in the relevant LSE Group
company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further
distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent.
The LSE Group does not promote, sponsor or endorse the
content of this communication. The LSE Group is not
responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.
Note: The S&P 500 Index is a product of S&P Dow Jones
Indices LLC, a division of S&P Global, or its affiliates
(“SPDJI”) and has been licensed for use by T. Rowe Price.
Standard &  Poor’s
®
and S&P
®
 are registered trademarks of
Standard & Poor’s Financial Services LLC, a division of S&P
Global (“S&P”); Dow Jones
®
is a registered trademark of Dow
Jones Trademark Holdings LLC (“Dow Jones”); T. Rowe Price
is not sponsored, endorsed, sold or promoted by SPDJI, Dow
Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/22
Microsoft 13.3%
Apple 9.8
Alphabet 7.8
Amazon.com 6.8
UnitedHealth Group 5.2
Visa 3.8
Mastercard 3.2
NVIDIA 2.8
Eli Lilly 2.5
ServiceNow 2.4
Intuitive Surgical 1.8
Intuit 1.8
Meta Platforms 1.7
Danaher 1.7
ASML Holding 1.4
Ross Stores 1.4
Goldman Sachs Group 1.3
Synopsys 1.2
Dollar General 1.2
Chubb 1.2
Tesla 1.2
Thermo Fisher Scientific 1.2
Humana 1.1
Netflix 1.1
T-Mobile U.S. 1.1
Total 78.0%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

GROWTH OF $1 MILLION
This chart shows the value of a hypothetical $1 million investment in the fund over the past 10 fiscal year periods or since inception
(for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INSTITUTIONAL LARGE-CAP CORE GROWTH FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and
(2) ongoing costs, including management fees, distribution and service
(12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Institutional Large-Cap Core
Growth Fund -38.45% 5.38% 11.94%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact a
T. Rowe Price representative at 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions.
Returns do not reflect taxes that the shareholder may pay on distributions or the redemption of shares. When assessing performance, investors should consider both short- and long-term returns.
Institutional Large-Cap Core Growth Fund 0.57%
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

INSTITUTIONAL LARGE-CAP CORE GROWTH FUND
Beginning
Account
Value
7/1/22
Ending
Account
Value
12/31/22
Expenses
Paid During
Period*
7/1/22 to
12/31/22
Actual $1,000.00 $935.70 $2.78
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,022.33   2.91
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.57%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 70.46 $ 65.18 $ 48.68 $ 37.63 $ 37.43
Investment activities
Net investment income (loss)
(1)(2)
(0.03) (0.17) (0.07) 0.09 0.09
Net realized and unrealized gain/loss (27.06) 11.66 16.96 11.25 0.73
Total from investment activities (27.09) 11.49 16.89 11.34 0.82
Distributions
Net investment income – – (0.02) (0.09) (0.06)
Net realized gain (1.82) (6.21) (0.37) (0.20) (0.56)
Total distributions (1.82) (6.21) (0.39) (0.29) (0.62)
NET ASSET VALUE
End of period $ 41.55 $ 70.46 $ 65.18 $ 48.68 $ 37.63
Ratios/Supplemental Data
Total return
(2)(3)
(38.45)% 17.89% 34.69% 30.15% 2.17%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.56% 0.57% 0.56% 0.56% 0.56%
Net expenses after waivers/payments by Price
Associates 0.56% 0.57% 0.56% 0.56% 0.56%
Net investment income (loss) (0.06)% (0.24)% (0.13)% 0.20% 0.22%
Portfolio turnover rate 14.4% 40.4% 30.4% 37.1% 27.4%
Net assets, end of period (in millions) $ 3,028 $ 6,419 $ 6,029 $ 4,419 $ 3,461
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
December 31, 2022

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.4%
COMMUNICATION
SERVICES 12.8%
Entertainment 1.8%
Netflix (1) 111,349 32,835
Sea, ADR  (1) 244,245 12,708
Walt Disney  (1) 106,709 9,271
54,814
Interactive Media & Services 9.9%
Alphabet, Class A  (1) 340,731 30,063
Alphabet, Class C  (1) 2,305,416 204,560
Meta Platforms, Class A  (1) 427,127 51,400
Tencent Holdings (HKD)  326,000 13,822
299,845
Wireless Telecommunication
Services 1.1%
T-Mobile U.S.  (1) 233,108 32,635
32,635
Total Communication Services 387,294
CONSUMER
DISCRETIONARY 14.5%
Automobiles 1.2%
Tesla (1) 286,447 35,285
35,285
Hotels, Restaurants & Leisure 1.8%
Booking Holdings  (1) 11,775 23,730
Chipotle Mexican Grill  (1) 21,422 29,723
53,453
Internet & Direct Marketing
Retail 7.0%
Amazon.com (1) 2,450,906 205,876
DoorDash, Class A  (1) 131,419 6,416
212,292
Multiline Retail 1.2%
Dollar General  150,487 37,057
37,057
Specialty Retail 1.6%
Ross Stores  355,417 41,253
TJX  88,425 7,039
48,292
Textiles, Apparel & Luxury
Goods 1.7%
Lululemon Athletica  (1) 68,524 21,954
NIKE, Class B  250,764 29,342
51,296
Total Consumer Discretionary 437,675
FINANCIALS 5.2%
Capital Markets 3.2%
Charles Schwab  353,430 29,426
Goldman Sachs Group  114,441 39,297
MSCI  12,918 6,009
Shares/Par $ Value
(Cost and value in $000s)
‡
S&P Global  66,050 22,123
96,855
Insurance 2.0%
Chubb  165,603 36,532
Marsh & McLennan  139,957 23,160
59,692
Total Financials 156,547
HEALTH CARE 16.7%
Health Care Equipment &
Supplies 3.0%
Align Technology  (1) 15,655 3,302
Intuitive Surgical  (1) 211,306 56,070
Stryker  104,196 25,475
Teleflex  25,287 6,312
91,159
Health Care Providers &
Services 7.0%
Elevance Health  40,637 20,846
Humana  67,876 34,765
UnitedHealth Group  294,911 156,356
211,967
Health Care Technology 0.3%
Veeva Systems, Class A  (1) 49,440 7,979
7,979
Life Sciences Tools & Services 2.8%
Danaher  193,099 51,252
Thermo Fisher Scientific  63,614 35,032
86,284
Pharmaceuticals 3.6%
AstraZeneca, ADR  190,865 12,940
Eli Lilly  207,820 76,029
Zoetis  138,012 20,226
109,195
Total Health Care 506,584
INDUSTRIALS & BUSINESS
SERVICES 2.0%
Commercial Services &
Supplies 0.2%
Cintas  15,593 7,042
7,042
Industrial Conglomerates 1.3%
General Electric  160,412 13,441
Roper Technologies  61,445 26,550
39,991
Professional Services 0.1%
TransUnion  60,559 3,437
3,437
Road & Rail 0.4%
Old Dominion Freight Line  44,265 12,561
12,561
Total Industrials & Business Services 63,031

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION
TECHNOLOGY 46.9%
Electronic Equipment, Instruments
& Components 0.2%
TE Connectivity  59,150 6,790
6,790
IT Services 9.3%
Adyen (EUR)  (1) 6,115 8,489
Affirm Holdings  (1)(2) 176,603 1,708
ANT International, Class C, Acquisition
Date: 6/7/18, Cost $6,963  (1)(3)(4) 1,826,940 3,709
Block, Class A  (1) 188,515 11,846
Mastercard, Class A  278,346 96,789
MongoDB  (1) 72,534 14,278
PayPal Holdings  (1) 89,277 6,358
Shopify, Class A  (1) 380,093 13,193
Snowflake, Class A  (1) 50,518 7,251
Visa, Class A  561,435 116,644
280,265
Semiconductors & Semiconductor
Equipment 7.3%
Advanced Micro Devices  (1) 421,859 27,324
ASML Holding  80,413 43,938
Lam Research  12,886 5,416
Marvell Technology  290,622 10,765
Monolithic Power Systems  48,723 17,229
NVIDIA  581,117 84,924
Taiwan Semiconductor Manufacturing,
ADR  141,216 10,519
Texas Instruments  132,157 21,835
221,950
Software 20.3%
Atlassian, Class A  (1) 97,722 12,575
Bill.com Holdings  (1) 115,808 12,618
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $6,320  (1)(3)(4) 3,708 2,046
Confluent, Class A  (1) 186,434 4,146
Crowdstrike Holdings, Class A  (1) 42,641 4,490
Datadog, Class A  (1) 77,905 5,726
Fortinet  (1) 62,893 3,075
Gusto, Acquisition Date: 10/4/21,
Cost $2,092  (1)(3)(4) 72,683 1,369
Intuit  137,021 53,331
Microsoft  1,676,389 402,032
Paycom Software  (1) 11,366 3,527
ServiceNow  (1) 185,488 72,019
Synopsys  (1) 117,623 37,556
614,510
Technology Hardware, Storage &
Peripherals 9.8%
Apple  2,289,653 297,495
297,495
Total Information Technology 1,421,010
Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS 1.3%
Chemicals 1.3%
Linde  61,268 19,984
Sherwin-Williams  80,142 19,020
Total Materials 39,004
Total Common Stocks (Cost
$1,777,762) 3,011,145
CONVERTIBLE PREFERRED STOCKS 0.3%
INFORMATION TECHNOLOGY 0.3%
Software 0.3%
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $397  (1)(3)
(4) 233 129
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $44  (1)(3)(4) 26 14
Canva, Series A-4, Acquisition Date:
12/17/21, Cost $3  (1)(3)(4) 2 1
Databricks, Series G, Acquisition Date:
2/1/21, Cost $1,958  (1)(3)(4) 33,114 1,987
Databricks, Series H, Acquisition Date:
8/31/21, Cost $5,925  (1)(3)(4) 80,631 4,838
Gusto, Series E, Acquisition Date:
7/13/21, Cost $2,990  (1)(3)(4) 98,373 1,852
Total Information Technology 8,821
Total Convertible Preferred Stocks
(Cost $11,318) 8,821
CORPORATE BONDS 0.2%
Carvana, 10.25%, 5/1/30  (5) 10,080,000 4,813
Total Corporate Bonds (Cost
$10,080) 4,813
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve
Fund, 4.30%  (6)(7) 8,389,090 8,389
Total Short-Term Investments (Cost
$8,389) 8,389

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve
Fund, 4.30%  (6)(7) 890,430 890
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 890
Total Securities Lending Collateral
(Cost $890) 890
Total Investments in Securities
100.2% of Net Assets
(Cost $1,808,439) $ 3,034,058
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at December 31, 2022.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $15,945 and represents 0.5% of net assets.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $4,813 and represents
0.2% of net assets.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
HKD Hong Kong Dollar

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.30% $ — $ — $ 248++
Totals $ —# $ — $ 248+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Government Reserve Fund, 4.30% $ 10,983  ¤   ¤ $ 9,279
Total $ 9,279^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+
Investment income comprised $248 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $9,279.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,808,439) $ 3,034,058
Receivable for investment securities sold 35,980
Receivable for shares sold 2,101
Dividends and interest receivable 740
Other assets 44
Total assets 3,072,923
Liabilities
Payable for shares redeemed 41,898
Investment management fees payable 1,581
Obligation to return securities lending collateral 890
Due to affiliates 7
Payable to directors 2
Other liabilities 133
Total liabilities 44,511
NET ASSETS $ 3,028,412
Net Assets Consist of:
Total distributable earnings (loss) $ 987,641
Paid-in capital applicable to 72,894,733 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 2,040,771
NET ASSETS $ 3,028,412
NET ASSET VALUE PER SHARE $ 41.55

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $129) $ 21,459
    Interest 682
Securities lending 126
Total income 22,267
Expenses
Investment management 24,161
Shareholder servicing 18
Prospectus and shareholder reports 129
Custody and accounting 295
Registration 44
Legal and audit 35
Directors 12
Miscellaneous 40
Total expenses 24,734
Net investment loss (2,467)
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (161,511)
Foreign currency transactions 5
Net realized loss (161,506)
Change in net unrealized gain / loss
Securities (2,192,467)
Other assets and liabilities denominated in foreign currencies 2
Change in net unrealized gain / loss (2,192,465)
Net realized and unrealized gain / loss (2,353,971)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (2,356,438)

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
S is
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (2,467) $ (15,443)
Net realized gain (loss) (161,506) 892,848
Change in net unrealized gain / loss (2,192,465) 183,023
Increase (decrease) in net assets from operations (2,356,438) 1,060,428
Distributions to shareholders
Net earnings (138,889) (522,807)
Capital share transactions
*
Shares sold 578,883 884,619
Distributions reinvested 132,677 499,947
Shares redeemed (1,607,011) (1,532,007)
Decrease in net assets from capital share transactions (895,451) (147,441)
Net Assets
Increase (decrease) during period (3,390,778) 390,180
Beginning of period 6,419,190 6,029,010
End of period $ 3,028,412 $ 6,419,190
*Share information (000s)
Shares sold 10,624 12,364
Distributions reinvested 3,188 7,292
Shares redeemed (32,018) (21,049)
Decrease in shares outstanding (18,206) (1,393)

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Institutional Large-Cap Core Growth Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth through investments in the common stocks of large-cap growth companies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions   Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date.
Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares
(in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2022, the fund realized $58,003,000 of net gain on $89,829,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S.
securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated
maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2022, the value of loaned securities was $861,000; the value of cash collateral and related investments was $890,000.
Other Purchases and sales of portfolio securities other than short-term securities aggregated $640,203,000 and $1,665,114,000, respectively, for the year ended December 31, 2022.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,981,710 $ 22,311 $ 7,124 $ 3,011,145
Convertible Preferred Stocks — — 8,821 8,821
Corporate Bonds — 4,813 — 4,813
Short-Term Investments 8,389 — — 8,389
Securities Lending Collateral 890 — — 890
Total $ 2,990,989 $ 27,124 $ 15,945 $ 3,034,058

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss and redemptions in kind.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains, if any) $ 1,370 $ 42,936
Long-term capital gain 137,519 479,871
Total distributions $ 138,889 $ 522,807
($000s)
Cost of investments $ 1,840,600
Unrealized appreciation $ 1,444,326
Unrealized depreciation (250,866)
Net unrealized appreciation (depreciation) $ 1,193,460
($000s)
Net unrealized appreciation (depreciation) 1,193,460
Loss carryforwards and deferrals (205,819)
Total distributable earnings (loss) $ 987,641

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group).  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.55% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund.
T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-
disbursing agent. For the year ended December 31, 2022, expenses incurred pursuant to these service agreements were $102,000 for
Price Associates and $16,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended December 31, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2022, this reimbursement amounted to $15,000, which is included in Net realized gain (loss) on Securities in the
Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Funds, Inc. and
Shareholders of T. Rowe Price Institutional Large-Cap Core Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price
Institutional Large-Cap Core Growth Fund (one of the funds constituting T. Rowe Price Equity Funds, Inc., referred to hereafter as the
"Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2023
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
$1,370,000 from short-term capital gains
$137,519,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the
LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
INTERESTED  DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [205]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); President,
Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director,
Chimera Investment Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to present); Director,
Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018 [0]
President, The Johns Hopkins University and Professor, Political Science Department, The Johns Hopkins
University (2009 to present); Director, Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc. (2020 to present)
Bruce W. Duncan (1951)
2013 [205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chief Executive Officer and Director
(2009 to 2016), Chair of the Board (2016 to 2020), and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Chair of the Board (2005 to 2016) and Director (1999 to 2016), Starwood
Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to
present); Director, Boston Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2012 [205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021 [205]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds
Robert W. Sharps, CFA, CPA
(b)
(1971)
2020 [0]
Director and Vice President, T. Rowe Price; Director, Price Investment Management; Chief Executive Officer and
President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust Company
Eric L. Veiel, CFA (1972)
2022 [205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price Funds.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

OFFICERS
Name (Year of Birth)
Position Held With Equity Funds  Principal Occupation(s)
Francisco Alonso (1978)
Executive Vice President
Vice President, Price Investment Management, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Brian W.H. Berghuis, CFA (1958)
Executive Vice President
Vice President, Price Investment Management, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President
and Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS
(to 2019); Senior Vice President and Senior Counsel, Pacific Investment
Management Company LLC (to 2017)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management, T. Rowe Price, Price
International, and T. Rowe Price Trust Company
Paul D. Greene II (1978)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director, Invesco Ltd. (to 2021);
Vice President, Oppenheimer Funds, Inc. (to 2019)
Stephon Jackson, CFA (1962)
Co-president
Vice President, T. Rowe Price
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
John D. Linehan, CFA (1965)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Joshua Nelson (1977)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., and T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Gabriel Solomon (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Taymour R. Tamaddon, CFA (1976)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
John F. Wakeman (1962)
Vice President
Vice President, Price Investment Management and T. Rowe Price Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice President, Price Investment
Management; Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc.,
and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202302-2582657 E148-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$21,734	$21,172
Audit-Related Fees	-	-
Tax Fees	-	1,540
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2023